BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION
Schedule of purchase consideration, the net assets acquired and goodwill

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exchange of interest:

	(In current at the	(In current currency as
Purchase consideration	acquisition date)	of September 30, 2025)
Fair value of the interest in Ver TV	13,580	18,513
Compensation receivable	(3,435)	(4,683)
Compensation collect in cash	(2,862)	(3,902)
Total	7,283	9,928

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of September 30, 2025)
Cash and cash equivalents	43	59
Investment	3,364	4,586
Trade receivables	635	866
PP&E (1)	9,223	12,571
Intangible asset (2)	1,392	1,898
Trade payables	(1,242)	1,694
Other assets / liabilities, net	(3,224)	(4,393)
Net identifiable assets acquired	10,191	13,893
Less: Fair value of previous interest in TSMA (50.1%)	(7,312)	(9,968)
Add: goodwill	4,404	6,003
Total	7,283	9,928

(1)	PP&E: For the determination of fair values, the following approaches were used: a) the market approach (comparative sales) for real estate and vehicles (fixed assets that have a second-hand market) and b) the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence) for the rest of the fixed assets.
(2)	Correspond to the Customer relationship, for the determination of fair values, were used the income approach (discounted cash flow method).

Details of the purchase consideration, the estimated net assets acquired and the goodwill resulting from the exercise of the call option for 51% of Naperville:

	(In current at	(In current currency as
Purchase consideration	the acquisition date)	of September 30, 2025)
Call option	3,403	5,479
Cash Paid	11,180	17,995
Total	14,583	23,474

The assets and liabilities in millions recognized as a result of the acquisition are as follows:

	(In current at	(In current currency as
	the acquisition date)	of September 30, 2025)
Cash and cash equivalents	642	1,033
Investment	1,613	2,597
Trade receivables	420	676
PP&E (1)	2,019	3,248
Intangible assets (2)	1,643	2,645
Trade payables	(1,343)	(2,161)
Other assets / liabilities, net	(2,706)	(4,266)
Net identifiable assets acquired	2,288	3,772
Less: non-controlling interests	(1,394)	(2,297)
Add: goodwill	13,689	21,999
Net assets acquired	14,583	23,474

(1)	PP&E: For the determination of fair values, were used the cost approach (replacement cost new of the identified assets adjusted for physical deterioration, functional and economic obsolescence).
(2)	Correspond to the Customer relationship, for the determination of fair values, the income approach (discounted cash flow method).